Segment Reporting (Details 2) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Total assets:
Total Assets	$ 12,565,279	$ 8,482,654
Online Education Service [Member]
Total assets:
Total Assets	12,353,413	7,796,930
Technological Development and Operation Service [Member]
Total assets:
Total Assets	$ 211,866	$ 685,724